SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting judgments, estimates and assumptions used in preparation of financial statements [Abstract]
SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUMPTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS
NOTE 3: -	SIGNIFICANT ACCOUNTING JUDGMENTS, ESTIMATES AND ASSUPMTIONS USED IN THE PREPARATION OF THE FINANCIAL STATEMENTS

In the process of applying the significant accounting policies, the Company has made the following judgments which have the most significant effect on the amounts recognized in the financial statements:

a.	Judgments:

Revenues:

The Company assesses the criteria for recognition of revenue related to up-front payments and multiple components as outlined by IAS 18, "Revenues". Judgment is necessary to determine over which period the Company will satisfy its obligations related to up-front payments and when components can be recognized separately and the allocation of the related consideration to each component.

b.	Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenues and expenses. Changes in accounting estimates are reported in the period of the change in estimate.

The key assumptions made in the financial statements concerning uncertainties at the reporting date and the critical estimates computed by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below.

-	Government grants:

Government grants received from the IIA, BIRD and CIIRDF are recognized as a liability if future economic benefits are expected from the research and development activity that will result in royalty-bearing sales. There is uncertainty regarding the estimated future cash flows used to measure the amount of the liability.

-	Legal claims:

In estimating the likelihood of outcome of legal claims filed against the Company, the companies relies on the opinion of its legal counsel. These estimates are based on the legal counsel's best professional judgment, taking into account the stage of proceedings and legal precedents in respect of the different issues. Since the outcome of the claims will be determined in courts, the results could differ from these estimates.

-	Determining the fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by an acceptable option pricing model. The inputs to the model include share price and exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.